Significant related party transactions - Key management personnel (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Significant related party transactions
Salaries, bonus and allowances	$ 995	$ 227
Defined contribution retirement schemes	3	4
Total	$ 998	$ 231